UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brightleaf Capital LLC
Address: 324 Blackwell Street. Suite 520

         Durham, NC  27701

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Pinto
Title:     Secretary
Phone:     919-401-6501

Signature, Place, and Date of Signing:

     John J. Pinto     Durham, NC/USA     November 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $74,050 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207     1104    28000 SH       DEFINED                          28000
AMERICAN APPAREL INC           COM              023850100      256    31250 SH       DEFINED                          31250
BALLY TECHNOLOGIES INC         COM              05874B107     4865   160677 SH       DEFINED                         160677
CAPELLA EDUCATION COMPANY      COM              139594105      513    12000 SH       DEFINED                          12000
CAREER EDUCATION CORP          COM              141665109      212    13000 SH       DEFINED                          13000
CLEAN ENERGY FUELS CORP        COM              184499101      536    37837 SH       DEFINED                          37837
COLDWATER CREEK INC            COM              193068103     1550   267624 SH       DEFINED                         267624
CORINTHIAN COLLEGES INC        COM              218868107     1227    81800 SH       DEFINED                          81800
CROCS INC                      COM              227046109      548   152975 SH       DEFINED                         152975
CYBEX INTL INC                 COM              23252E106     2103   700948 SH       DEFINED                         700948
DICKS SPORTING GOODS INC       COM              253393102     1687    86152 SH       DEFINED                          86152
FINISH LINE INC                CL A             317923100     2073   207558 SH       DEFINED                         207558
FUEL SYS SOLUTIONS INC         COM              35952W103      871    25275 SH       DEFINED                          25275
FULL HOUSE RESORTS INC         COM              359678109     1151   747200 SH       DEFINED                         747200
GAIAM INC                      CL A             36268Q103     3232   304950 SH       DEFINED                         304950
GAMESTOP CORP NEW              CL A             36467W109     1026    30000 SH PUT   DEFINED                          30000
GAMESTOP CORP NEW              CL A             36467W109      513    15000 SH       DEFINED                          15000
GAMESTOP CORP NEW              CL A             36467W109     5234   153000 SH CALL  DEFINED                         153000
JACK IN THE BOX INC            COM              466367109     2808   133100 SH       DEFINED                         133100
LIVEPERSON INC                 COM              538146101     6447  2215541 SH       DEFINED                        2215541
MARINEMAX INC                  COM              567908108     1394   192800 SH       DEFINED                         192800
MOHAWK INDS INC                COM              608190104     1988    29500 SH       DEFINED                          29500
MORTONS RESTAURANT GRP INC N   COM              619430101     1110   218904 SH       DEFINED                         218904
MOVE INC COM                   COM              62458M108      442   208351 SH       DEFINED                         208351
OMNITURE INC                   COM              68212S109     1091    59400 SH       DEFINED                          59400
PENN NATL GAMING INC           COM              707569109     2253    84775 SH       DEFINED                          84775
PHARMERICA CORP                COM              71714F104     1734    77100 SH       DEFINED                          77100
PINNACLE ENTMT INC             COM              723456109     3286   434552 SH       DEFINED                         434552
RUBIOS RESTAURANTS INC         COM              78116B102     4897   848699 SH       DEFINED                         848699
SEALY CORP                     COM              812139301      351    54351 SH       DEFINED                          54351
SHERWIN WILLIAMS CO            COM              824348106     3106    54325 SH       DEFINED                          54325
SUMMER INFANT INC              COM              865646103     1803   406000 SH       DEFINED                         406000
TOWN SPORTS INTL HLDGS INC     COM              89214A102     7177  1176533 SH       DEFINED                        1176533
TRUE RELIGION APPAREL INC      COM              89784N104     1209    46800 SH       DEFINED                          46800
ULTA SALON COSMETCS & FRAG I   COM              90384S303     2068   155744 SH       DEFINED                         155744
UNDER ARMOUR INC               CL A             904311107     1265    39850 SH       DEFINED                          39850
WESTPORT INNOVATIONS INC       COM NEW          960908309      920   100675 SH       DEFINED                         100675